Revenue - Revenue by continent (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of revenue
Revenue	$ 391,548,819	$ 393,229,831	$ 413,096,606
Europe
Disaggregation of revenue
Revenue	246,832,835	172,520,562	167,047,840
Asia
Disaggregation of revenue
Revenue	110,909,708	162,109,986	156,744,760
South America
Disaggregation of revenue
Revenue	9,605,921	19,159,005	40,515,310
North America
Disaggregation of revenue
Revenue	$ 24,200,355	37,989,863	$ 48,788,696
Africa
Disaggregation of revenue
Revenue		$ 1,450,415